Electricity purchased for resale (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	R$ 9,503,743	R$ 6,829,530	R$ 6,105,274
Purchase Of Energy In The Regulated Environment [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	3,872,427	3,107,956	2,880,115
Itaipu Binacional [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	1,787,691	1,766,058	1,316,524
Electric Energy Trade Chamber [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	1,673,116	1,176,798	1,405,497
Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	2,578,241	1,087,439	754,070
Program For Incentive To Alternative Energy Sources Proinfa [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	271,435	221,406	268,063
Micro And Mini Generators And Repurchase Of Customers [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	360,371	161,324	52,871
Fair Value In The Purchase And Sale Of Power [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	35,818
P I S Pasep Cofins Taxes On Electricity Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	R$ (1,075,356)	R$ (691,451)	R$ (571,866)